Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	Leases
The Company has operating leases for certain facilities, vehicles and machinery and equipment with remaining lease terms up to 9 years. In addition, the Company has certain land use leases with remaining lease terms up to 93 years.
The Company’s finance leases are included in PP&E on the Consolidated Balance Sheet. See Note 15 of Notes to Consolidated Financial Statements. The Company has no material variable lease costs or sublease income for the years ended December 31, 2022, 2021 and 2020. The following table sets forth the components of the Company’s lease cost for the years ended December 31, 2022, 2021 and 2020:

	December 31, 2022	December 31, 2021	December 31, 2020
Operating lease expense	$15,171	$14,061	$14,247
Short-term lease expense	816	861	1,308
Supplemental cash flow information related to the Company’s leases is as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$19,215	$13,859	$14,101
Non-cash lease liabilities activity:
Leased assets obtained in exchange for new operating lease liabilities	23,356	11,142	6,949
Supplemental balance sheet information related to the Company’s leases is as follows:

	December 31, 2022	December 31, 2021
Right of use lease assets	$43,766	$36,635

Other accrued liabilities	12,024	9,976
Long-term lease liabilities	26,967	26,335
Total operating lease liabilities	$38,991	$36,311

Weighted average remaining lease term (years)	5.1	5.6
Weighted average discount rate	4.36%	4.22%
Maturities of operating lease liabilities as of December 31, 2022 were as follows:

December 31, 2022
For the year ended December 31, 2023	$13,551
For the year ended December 31, 2024	11,149
For the year ended December 31, 2025	7,266
For the year ended December 31, 2026	5,280
For the year ended December 31, 2027	2,457
For the year ended December 31, 2028 and beyond	5,299
Total lease payments	45,002
Less: imputed interest	(6,011)
Present value of lease liabilities	$38,991